S000001575 [Member] Investment Objectives and Goals - Aggressive Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Aggressive Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide high long term capital appreciation,
Objective, Secondary [Text Block]	and as a secondary objective, current income.